Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents

	Interest Rate as of	December 31,
	December 31, 2012	2012	2011
	%	U.S. Dollars
Cash in hand and in banking institutions		13,790	9,339
Deposits	0.25 - 1.75	4,987	12,529
Restricted		90	317

		18,867	22,185

As of December 31, 2012, $90 were restricted against credit lines to banking institutions in Hong Kong (denominated in Hong Kong Dollars).

As of December 31, 2011, approximately $200 were restricted against the Company's foreign exchange derivatives, $90 were restricted against credit lines to banking institutions in Hong Kong (denominated in Hong Kong Dollars), and $27 in Belgium (denominated in Euro).

The Company's cash and cash equivalent balance at December 31, 2012 and 2011 is denominated in the following currencies:

	December 31,
	2012	2011
	U.S. Dollars
US Dollars	13,933	17,449
New Israeli Shekels	1,742	2,077
Euro	1,476	669
Chinese RMB	1,149	1,243
Other currencies	567	747

	18,867	22,185